SEGMENT REPORTING - Schedule of Gross Written Premium by Geographic Region (Details) - Geographic Concentration Risk - Gross Written Premiums Benchmark	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States
Segment Reporting Information [Line Items]
Percentage of gross written premiums	56.00%	57.00%	58.00%
Europe
Segment Reporting Information [Line Items]
Percentage of gross written premiums	27.00%	25.00%	24.00%
All other
Segment Reporting Information [Line Items]
Percentage of gross written premiums	17.00%	18.00%	18.00%